Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended			12 Months Ended
	Dec. 31, 2013 Successor [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member] Predecessor Common Shares [Member]	Dec. 31, 2012 Predecessor [Member]
Accounts receivable, allowance for doubtful accounts (in Dollars)		$ 10,113				$ 8,831
Preferred shares authorized	2,000,000	5,000,000	316,000	44,977
Preferred shares issued		2,000,000	316,000			316,000
Preferred shares outstanding		2,000,000	315,144	0		315,144
Preferred shares dividend rate			9.00%	9.50%		9.00%
Common shares authorized		200,000,000				50,000,000
Common shares issued		103,571,941				50,000,000
Common shares outstanding		103,571,941				49,582,936
Treasury stock, shares			856		417,064